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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21823

                      Pioneer Series Trust V
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Global Equity Fund

 Schedule of Investments  5/31/11

 Shares

 Value

 COMMON STOCKS - 96.6%

 Energy - 11.5%

 Integrated Oil & Gas - 7.9%

 501,045

 BP Amoco Plc

 $

 3,865,419

 11,662

 Chevron Corp.

 1,223,460

 45,400

 Lukoil Holding Sponsored (A.D.R.) *

 2,919,220

 1,182,000

 PetroChina Co., Ltd.

 1,706,890

 31,400

 Petroleo Brasileiro SA *

 1,087,382

 35,100

 Repsol SA Regd

 1,197,138

 $

 11,999,509

 Oil & Gas Drilling - 1.6%

 46,100

 Ensco Plc

 $

 2,458,052

 Oil & Gas Exploration & Production - 1.5%

 300

 Inpex Corp. *

 $

 2,173,101

 Oil & Gas Refining & Marketing - 0.5%

 26,400

 Valero Energy Corp.

 $

 726,000

 Total Energy

 $

 17,356,662

 Materials - 7.6%

 Construction Materials - 0.5%

 812,000

 China Resources Ceme *

 $

 801,616

 Diversified Metals & Mining - 1.0%

 32,300

 Eurasian Natural Resources Corp.

 $

 452,473

 12,200

 Rio Tinto Ltd.

 1,063,762

 $

 1,516,235

 Fertilizers & Agricultural Chemicals - 0.5%

 10,900

 The Mosaic Co. *

 $

 772,265

 Forest Products - 1.8%

 135,400

 Sino-Forest Corp. * (b)

 $

 2,693,046

 Gold - 2.3%

 32,600

 Anglogold Ashanti Ltd., Sponsored (A.D.R.) (b)

 $

 1,498,296

 950,500

 Centamin Egypt, Ltd. *

 2,006,837

 $

 3,505,133

 Specialty Chemicals - 1.0%

 29,000

 Nitto Denko Corp. *

 $

 1,520,247

 Steel - 0.5%

 336,000

 Sumitomo Metal Industries, Ltd *

 $

 689,653

 Total Materials

 $

 11,498,195

 Capital Goods - 9.6%

 Aerospace & Defense - 2.0%

 34,527

 United Technologies Corp.

 $

 3,030,435

 Construction & Engineering - 0.8%

 698,000

 China Railways Construction Corp. *

 $

 633,211

 4,900

 GS Engineering & Construction Corp. *

 524,933

 $

 1,158,144

 Construction & Farm Machinery & Heavy Trucks - 2.0%

 1,403,933

 Industrea Ltd. *

 $

 2,127,425

 49,800

 The Manitowoc Co., Inc. * (b)

 897,396

 $

 3,024,821

 Electrical Component & Equipment - 0.3%

 79,300

 Fushi Copperweld, Inc. * (b)

 $

 532,896

 Industrial Conglomerates - 1.9%

 17,200

 3M Co.

 $

 1,623,336

 43,000

 Philips Electronics NV

 1,193,178

 $

 2,816,514

 Industrial Machinery - 0.8%

 15,300

 SPX Corp.

 $

 1,268,523

 Trading Companies & Distributors - 1.8%

 223,300

 Itochu Corp *

 $

 2,311,765

 256,600

 Noble Group Ltd.

 439,012

 $

 2,750,777

 Total Capital Goods

 $

 14,582,110

 Transportation - 0.8%

 Highways & Railtrack - 0.8%

 2,142,900

 GZI Transportation Ltd.

 $

 1,138,505

 Total Transportation

 $

 1,138,505

 Automobiles & Components - 2.5%

 Auto Parts & Equipment - 0.6%

 235,400

 China XD Plastics Co. * (b)

 $

 965,140

 Automobile Manufacturers - 1.6%

 23,400

 Daimlerchrysler Ag-Reg

 $

 1,651,371

 50,400

 Ford Motor Corp. *

 751,968

 $

 2,403,339

 Tires & Rubber - 0.3%

 20,900

 Bridgestone Corp. *

 $

 475,247

 Total Automobiles & Components

 $

 3,843,726

 Consumer Durables & Apparel - 1.1%

 Homebuilding - 1.1%

 253,835

 Gafisa SA *

 $

 1,399,205

 11,200

 HAJIME Construction Co., Ltd. *

 289,990

 $

 1,689,195

 Total Consumer Durables & Apparel

 $

 1,689,195

 Consumer Services - 1.0%

 Casinos & Gaming - 1.0%

 792,800

 MGM China Holdings Ltd. *

 $

 1,563,744

 Total Consumer Services

 $

 1,563,744

 Media - 2.4%

 Advertising - 1.4%

 172,329

 WPP Group Plc

 $

 2,159,308

 Cable & Satellite - 1.0%

 29,200

 Comcast Corp.

 $

 737,008

 29,300

 SES SA (F.D.R.)

 788,605

 $

 1,525,613

 Total Media

 $

 3,684,921

 Retailing - 1.3%

 Automotive Retail - 1.0%

 20,000

 USS Co., Ltd. *

 $

 1,526,251

 Specialty Stores - 0.3%

 30,000

 Staples Inc.

 $

 504,600

 Total Retailing

 $

 2,030,851

 Food & Drug Retailing - 1.7%

 Drug Retail - 1.7%

 29,300

 Shoppers Drug Mart Corp. (b)

 $

 1,224,500

 30,200

 Walgreen Co.

 1,317,626

 $

 2,542,126

 Total Food & Drug Retailing

 $

 2,542,126

 Food Beverage & Tobacco - 6.3%

 Distillers & Vintners - 0.5%

 33,800

 Constellation Brands, Inc. *

 $

 742,248

 Packaged Foods & Meats - 2.6%

 45,200

 Campbell Soup Co. (b)

 $

 1,570,700

 18,600

 Nestle SA (Registered Shares)

 1,193,965

 36,800

 Unilever Plc

 1,195,402

 $

 3,960,067

 Soft Drinks - 1.0%

 22,800

 Coca-Cola Co.

 $

 1,523,268

 Tobacco - 2.2%

 26,500

 Altria Group, Inc.

 $

 743,590

 48,100

 Imperial Tobacco Group Plc

 1,724,470

 200

 Japan Tobacco Inc. *

 773,898

 $

 3,241,958

 Total Food Beverage & Tobacco

 $

 9,467,541

 Health Care Equipment & Services - 1.5%

 Health Care Equipment - 1.1%

 30,000

 Covidien Ltd.

 $

 1,650,000

 Managed Health Care - 0.4%

 12,000

 United Healthcare Group, Inc.

 $

 587,400

 Total Health Care Equipment & Services

 $

 2,237,400

 Pharmaceuticals & Biotechnology - 11.4%

 Biotechnology - 1.6%

 14,600

 Amgen, Inc. *

 $

 883,884

 20,100

 Cubist Pharmaceuticals, Inc. *

 774,453

 3,700

 Pharmasset, Inc. *

 378,140

 6,600

 Vertex Pharmaceuticals, Inc. *

 356,334

 $

 2,392,811

 Pharmaceuticals - 9.8%

 162,500

 GlaxoSmithKline Plc

 $

 3,529,023

 25,360

 Johnson & Johnson

 1,706,474

 90,600

 Merck & Co., Inc.

 3,329,550

 33,000

 Novartis

 2,132,698

 30,400

 Pfizer, Inc.

 652,080

 3,700

 Roche Holdings AG

 650,841

 22,100

 Salix Pharmaceuticals, Ltd. *

 884,663

 9,657

 Sanofi SA

 765,619

 17,800

 Watson Pharmaceuticals, Inc. *

 1,145,430

 $

 14,796,378

 Total Pharmaceuticals & Biotechnology

 $

 17,189,189

 Banks - 9.9%

 Diversified Banks - 8.9%

 1,668,800

 Bank Negara Indonesia Persero Tbk PT *

 $

 757,794

 6,000,000

 Bank Pembangunan Daerah Jawa

 864,883

 1,679,785

 China Construction Bank Corp.

 1,590,353

 179,500

 HSBC Holding Plc

 1,877,181

 3,615,605

 Industrial and Commercial Bank of China Ltd. *

 3,033,960

 64,200

 Industrial Bank of Korea *

 1,133,260

 101,000

 Overseas-Chinese Banking Corp., Ltd.

 777,745

 23,600

 Sumitomo Mitsui Financial Group, Inc. *

 684,088

 17,550

 Toronto-Dominion Bank (b)

 1,505,114

 80,000

 United Overseas Bank Ltd.

 1,260,142

 $

 13,484,520

 Regional Banks - 1.0%

 24,100

 PNC Bank Corp.

 $

 1,504,322

 Total Banks

 $

 14,988,842

 Diversified Financials - 6.8%

 Asset Management & Custody Banks - 0.9%

 32,300

 GAM Holding AG

 $

 615,230

 186,400

 Man Group Plc

 789,524

 $

 1,404,754

 Consumer Finance - 1.7%

 48,400

 Capital One Financial Corp.

 $

 2,630,056

 Diversified Finance Services - 2.5%

 23,840

 Citigroup, Inc.

 $

 981,016

 65,600

 J.P. Morgan Chase & Co.

 2,836,544

 $

 3,817,560

 Multi-Sector Holding - 1.6%

 2,759,300

 First Pacific Co.

 $

 2,388,481

 Total Diversified Financials

 $

 10,240,851

 Insurance - 3.9%

 Multi-Line Insurance - 1.8%

 19,704

 Allianz AG

 $

 2,722,582

 Property & Casualty Insurance - 2.1%

 42,100

 QBE Insurance Group Ltd.

 $

 795,346

 38,800

 The Traveler Companies, Inc.

 2,408,704

 $

 3,204,050

 Total Insurance

 $

 5,926,632

 Real Estate - 1.0%

 Real Estate Development - 0.6%

 608,000

 Wheelock Properties (Singapore) Ltd.

 $

 896,904

 Real Estate Operating Companies - 0.4%

 72,200

 GAGFAH SA

 $

 562,051

 Total Real Estate

 $

 1,458,955

 Software & Services - 4.2%

 Home Entertainment Software - 0.8%

 64,000

 Capcom Co., Ltd. *

 $

 1,266,066

 Systems Software - 3.4%

 169,219

 Microsoft Corp.

 $

 4,232,167

 41,900

 Symantec Corp. *

 819,145

 $

 5,051,312

 Total Software & Services

 $

 6,317,378

 Technology Hardware & Equipment - 5.8%

 Communications Equipment - 0.2%

 50,000

 Nokia Corp. (A.D.R.) * (b)

 $

 351,000

 Computer Hardware - 2.7%

 3,485

 Apple Inc. *

 $

 1,212,188

 82,358

 Dell, Inc. *

 1,324,317

 41,000

 Hewlett-Packard Co.

 1,532,580

 $

 4,069,085

 Electronic Manufacturing Services - 0.4%

 90,600

 Hon Hai Precision Industry, Co., Ltd. (G.D.R.) *

 $

 649,420

 Office Electronics - 1.5%

 10,600

 Canon, Inc. *

 $

 511,416

 163,600

 Xerox Corp.

 1,670,356

 $

 2,181,772

 Technology Distributors - 1.0%

 18,900

 Arrow Electronics, Inc. *

 $

 843,507

 37,300

 Ingram Micro Inc. *

 709,073

 $

 1,552,580

 Total Technology Hardware & Equipment

 $

 8,803,857

 Semiconductors - 2.8%

 Semiconductor Equipment - 2.3%

 98,800

 Applied Materials, Inc.

 $

 1,361,464

 56,200

 ASM Lithography Holding N.V.

 2,191,699

 $

 3,553,163

 Semiconductors - 0.5%

 1,800

 Samsung Electronics Co., Ltd. (144A) *

 $

 754,273

 Total Semiconductors

 $

 4,307,436

 Telecommunication Services - 2.7%

 Integrated Telecommunication Services - 1.1%

 635,500

 Singapore Telecommunications Ltd.

 $

 1,653,491

 Wireless Telecommunication Services - 1.6%

 76,300

 China Mobile Ltd.

 $

 696,691

 14,700

 Millicom International Cellular SA *

 1,678,740

 46,800

 Vodafone Group Plc (A.D.R.)

 0

 $

 2,375,431

 Total Telecommunication Services

 $

 4,028,922

 Utilities - 0.8%

 Water Utilities - 0.8%

 600,200

 Guangdong Investment, Ltd.

 $

 305,873

 2,185,700

 Manila Water Co, Inc.

 918,648

 $

 1,224,521

 Total Utilities

 $

 1,224,521

 TOTAL COMMON STOCKS

 (Cost  $129,859,819)

 $

 146,121,559

 Rights/Warrants - 0.0%

 Pharmaceuticals & Biotechnology - 0.0%

 Pharmaceuticals - -0.1%

 9,657

 Sanofi-RTS expries, 6/17/11 *

 $

 0

 Total Pharmaceuticals & Biotechnology

 $

 (Cost  $0.00)

 $

 0

 CORPORATE BONDS - 0.0%

 Banks - 0.0%

 Diversified Banks - 0.0%

 18,000

 NBP Capital Trust III, 7.375%, 10/29/49

 $

 16,740

 Total Banks

 $

 16,740

 TOTAL CORPORATE BONDS

 (Cost  $14,588)

 $

 16,740

 FOREIGN GOVERNMENT BOND - 1.6%

 20,236,000,000

 Indonesia Treasury Bond, 8.25%, 7/15/21

 $

 2,494,115

 TOTAL FOREIGN GOVERNMENT BOND

 (Cost  $2,265,280)

 $

 2,494,115

 EXCHANGE TRADED FUND - 0.7%

 26,500

 SPDR Russell/Nomura (b)

 $

 1,114,855

 TOTAL EXCHANGE TRADED FUND

 (Cost  $1,082,044)

 $

 1,114,855

 Principal

 TEMPORARY CASH INVESTMENTS - 6.0%

  Value

 Amount ($)

 Securities Lending Collateral  - 6.0% (c)

 Certificates of Deposit:

 208,436

 Bank of Nova Scotia, 0.30%, 6/11/12

 $

 208,436

 52,109

 Bank of Nova Scotia, 0.28%, 9/29/12

 52,109

 121,153

 BBVA Group NY, 0.47%, 8/10/11

 121,153

 182,381

 BBVA Group NY, 1.19%, 7/26/11

 182,381

 208,436

 BNP Paribas Bank NY, 0.13%, 6/15/11

 208,436

 36,476

 BNP Paribas Bank NY, 0.27%, 8/5/11

 36,476

 260,545

 Canadian Imperial Bank of Commerce NY, 0.23%, 10/3/11

 260,545

 208,436

 DnB NOR Bank ASA NY, 0.18%, 8/10/11

 208,436

 260,545

 DnB NOR Bank ASA NY, 0.24%, 6/7/11

 260,545

 130,269

 National Australia Bank NY, 0.29%, 10/19/11

 130,269

 286,651

 RaboBank Netherland NV NY, 0.31%, 4/2/12

 286,651

 156,327

 Royal Bank of Canada NY, 0.35%, 12/2/11

 156,327

 260,545

 Skandinav Enskilda Bank NY, 0.38%, 6/7/11

 260,545

 104,218

 SOCGEN NY, 0.28%, 7/11/11

 104,218

 52,109

 SOCGEN NY, 0.26%, 7/14/11

 52,109

 104,218

 SOCGEN NY, 0.37%, 6/10/11

 104,218

 182,381

 Svenska NY, 0.20%, 7/19/11

 182,381

 260,545

 Westpac Banking Corp. NY, 0.35%, 12/6/11

 260,545

 $

 3,075,780

 Commercial Paper:

 104,218

 American Honda Finance, 0.34%, 1/11/12

 $

 104,218

 104,261

 American Honda Finance, 1.06%, 6/20/11

 104,261

 95,463

 Australia & New Zealand Banking Group, 0.87%, 8/4/11

 95,463

 130,270

 BBVLON, 0.29%, 6/3/11

 130,270

 260,503

 BCSFUN, 0.25%, 6/24/11

 260,503

 39,068

 BCSFUN, 0.22%, 7/29/11

 39,068

 260,456

 CBAPP, 0.20%, 8/3/11

 260,456

 264,572

 Caterpillar Financial Services Corp., 1.06%, 6/24/11

 264,572

 260,545

 Federal Home Loan Bank, 0.28%, 6/1/11

 260,545

 26,054

 General Electric Capital Corp., 0.39%, 6/6/11

 26,054

 28,687

 General Electric Capital Corp., 0.44%, 11/21/11

 28,687

 208,368

 HSBC, 0.17%, 8/9/11

 208,368

 39,092

 JPMorgan Chase & Co., 1.06%, 6/13/11

 39,092

 234,490

 JPMorgan Chase & Co., 0.30%, 5/18/12

 234,490

 130,272

 NABPP, 0.25%, 6/1/11

 130,272

 208,362

 NORDNA, 0.27%, 7/18/11

 208,362

 208,378

 PARFIN, 0.25%, 7/11/11

 208,378

 130,272

 Royal Bank of Canada NY, 0.30%, 6/1/12

 130,272

 130,216

 SANCPU, 0.39%, 7/11/11

 130,216

 156,276

 SANCPU, 0.73%, 6/17/11

 156,276

 130,272

 SANCPU, 0.68%, 6/1/11

 130,272

 182,225

 SEB, 0.30%, 9/12/11

 182,225

 130,272

 SOCNAM, 0.17%, 6/2/11

 130,272

 260,545

 Toyota Motor Credit Corp., 0.35%, 9/8/11

 260,545

 78,231

 Wachovia, 0.46%, 3/1/12

 78,231

 104,250

 Wachovia, 0.41%, 10/15/11

 104,250

 52,144

 Wells Fargo & Co., 0.36%, 1/24/12

 52,144

 $

 3,957,762

 Tri-party Repurchase Agreements:

 490,778

 Barclays Capital Plc, 0.11%, 6/1/11

 $

 490,778

 260,545

 HSBC Bank USA NA, 0.11%, 6/1/11

 260,545

 521,090

 RBS Securities, Inc., 0.11%, 6/1/11

 521,090

 $

 1,272,413

 Shares

 Money Market Mutual Funds:

 416,872

 Dreyfus Preferred Money Market Fund

 $

 416,872

 416,872

 Fidelity Prime Money Market Fund

 416,872

 $

 833,744

 Total Securities Lending Collateral

 $

 9,139,699

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $9,139,699)

 $

 9,139,699

 TOTAL INVESTMENT IN SECURITIES - 105.1%

 (Cost  $152,103,430) (a)

 $

 158,886,968

 OTHER ASSETS AND LIABILITIES - (5.1)%

 $

 (7,656,170)

 TOTAL NET ASSETS - 100.0%

 $

 151,230,798

 *

 Non-income producing security.

 (a)

 At May 31, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $153,434,842 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 10,750,566

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (5,298,440)

 Net unrealized gain

 $

 5,452,126

 (b)

 At May 31, 2011, the following security was out on loan:

 Shares

 Security

 Value

                   993

 Anglogold Ashanti Ltd., Sponsored (A.D.R.)

 $

 45,638

              37,600

 Campbell Soup Co.

 1,344,800

            233,000

 China XD Plastics Co. *

 1,048,500

              77,900

 Fushi Copperweld, Inc. *

 564,775

                1,800

 The Manitowoc Co., Inc. *

 34,200

              49,500

 Nokia Corp. (A.D.R.) *

 420,750

              29,000

 Shoppers Drug Mart Corp.

 1,268,750

            118,006

 Sino-Forest Corp. *

 2,395,522

              15,700

 SPDR Russell/Nomura

 663,325

              16,000

 Toronto-Dominion Bank

 1,441,600

 Total

 $

 9,227,860

 (c)

 Securities lending collateral is managed by Credit Suisse AG, New York Branch.

 (d)

 Distributions of investments by country of issue, as a percentage of total investment in securities (excluding temporary cash investments), is as follows:

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
72,158,861

$
73,962,698

$
-

$
146,121,559

 Rights/Warrants

-

-

-

-

 Corporate Bonds

-

16,740

-

16,740

 Foreign Government Bonds

-

2,494,115

-

2,494,115

 Exchange Traded Fund

1,114,855

-

-

1,114,855

 Temporary Cash Investments

-

8,305,955

-

8,305,955

 Money Market Mutual Funds

833,744

-

-

833,744

 Total

$
74,107,460

$
84,779,508

$
-

$
158,886,968

 Other Financial Instruments*

$
-

$
(6,145
)

$
(6,145
)

 *Other Financial Instruments include foreign exchange contracts

 Pioneer High Income Municipal Fund

 Schedule of Investments  5/31/2011 (unaudited)

 Principal

 Floating

 Amount ($)

 Rate (b)

 Value

 MUNICIPAL BONDS - 99.1%

 Various States - 0.1%

 1,175,000

 12.00

 Non-Profit Preferred Funding Trust I, Floating Rate Note, 9/15/37

 $

 733,024

 $

 733,024

 Alabama - 1.0%

 2,000,000

 Huntsville-Redstone Alabama, 6.875%, 1/1/43

 $

 1,716,400

 1,000,000

 Jefferson County Alabama Public Building, 5.125%, 4/1/19

 829,790

 985,000

 Jefferson County Public Building Authority, 5.125%, 4/1/17

 854,911

 3,000,000

 Jefferson County Public Building Authority, 5.125%, 4/1/18

 2,547,120

 2,000,000

 Jefferson County Public Building Authority, 5.125%, 4/1/21

 1,590,080

 $

 7,538,301

 Arizona - 0.9%

 2,000,000

 Pima County Arizona Development Authority, 7.0%, 1/1/38

 1,815,320

 750,000

 Pima County Arizona, 8.5%, 7/1/39

 $

 777,330

 4,000,000

 San Luis Facility Development Corp., 8.375%, 5/1/27

 3,933,440

 $

 6,526,090

 California - 3.7%

 2,000,000

 California Statewide Communities, 7.5%, 6/1/42

 $

 2,056,780

 334,656

 California Statewide, 9.0%, 12/1/38 (c)

 18,808

 2,500,000

 City of Alhambra California, 7.625%, 1/1/40

 2,549,650

 4,810,000

 Compton Community Redevelopment Agency, 6.0%, 8/1/42

 4,430,010

 7,100,000

 County of Riverside Economic Development Agency, 0.0%, 12/1/41

 560,545

 7,075,000

 County of Riverside Economic Development Agency, 0.0%, 12/1/42

 513,999

 7,050,000

 County of Riverside Economic Development Agency, 0.0%, 12/1/43

 471,222

 5,600,000

 County of Riverside Economic Development Agency, 0.0%, 12/1/44

 344,400

 15,000,000

 Foothill-Eastern Transportation, 0.0%, 1/15/33

 2,867,850

 10,000,000

 Foothill-Eastern Transportation, 0.0%, 1/15/36

 1,484,200

 83,415,000

 Golden State Tobacco Securitization Co., 0.0%, 6/1/47

 2,059,516

 2,000,000

 Los Angeles California, 7.5%, 12/1/24

 2,008,620

 28,055,000

 Oceanside Unified Schools, 0.0%, 8/1/49

 1,913,912

 2,900,000

 Pittsburg Redevelopment Agency, 0.0%, 8/1/25

 1,095,388

 5,000,000

 Pittsburg Redevelopment, 0.0%, 8/1/28

 1,453,000

 9,145,000

 Pittsburg Redevelopment, 0.0%, 8/1/30

 2,254,883

 8,090,000

 Yuba Community College District, 0.0%, 8/1/42

 831,733

 $

 26,914,516

 Colorado - 2.6%

 1,055,000

 Colorado Educational, 5.625%, 12/1/36

 $

 808,288

 3,000,000

 Colorado Health Facilities Authority, 5.75%, 1/1/37

 2,553,090

 3,900,000

 Denver Health, 1.333%, 12/1/33

 2,559,921

 10,000,000

 Kremmling Memorial Hospital District, 7.125%, 12/1/45

 9,664,700

 3,500,000

 Three Springs Metropolitan District, 7.75%, 12/1/39

 3,336,585

 $

 18,922,584

 Florida - 5.4%

 15,000,000

 County of Miami-Dade Florida, 0.0%, 10/1/30

 $

 4,086,750

 17,470,000

 County of Miami-Dade Florida, 0.0%, 10/1/40

 2,252,232

 4,050,000

 Florida Keys College Campus Foundation, Inc., 7.0%, 11/1/42

 3,944,417

 1,000,000

 Greater Orlando Aviation Authority, 6.375%, 11/15/26

 950,260

 15,965,000

 Greater Orlando Aviation Authority, 6.5%, 11/15/36

 14,647,728

 2,380,000

 Hillsborough County Industrial Development, 6.75%, 7/1/29

 2,162,754

 2,910,000

 Hillsborough County, 6.5%, 7/1/29

 2,588,736

 1,465,000

 Hillsborough County Industrial, 6.7%, 7/1/21

 1,430,997

 6,200,000

 Lee County Florida Industrial Development Authority, 5.375%, 6/15/37

 4,758,934

 1,920,000

 Liberty County Florida, 8.25%, 7/1/28

 1,893,562

 $

 38,716,370

 Georgia - 2.8%

 6,000,000

 Clayton County Development, 8.75%, 6/1/29

 $

 6,799,620

 5,500,000

 Clayton County Development Authority, 9.0%, 6/1/35

 5,905,735

 3,150,000

 Fulton County Georgia Water and Sewer Revenue, 5.0%, 7/1/27

 2,171,547

 8,500,000

 Fulton County Georgia Water and Sewer Revenue, 5.125%, 7/1/42

 5,191,970

 $

 20,068,872

 Hawaii - 0.4%

 1,500,000

 Hawaii State Department Budget, 7.5%, 11/15/15

 $

 1,512,915

 1,000,000

 Hawaii State Department Budget, 9.0%, 11/15/44

 1,090,660

 $

 2,603,575

 Iowa - 1.1%

 4,495,000

 Iowa Finance Authority Senior Housing, 5.625%, 12/1/45

 $

 2,721,498

 1,455,000

 Iowa Finance Authority, 5.0%, 11/15/12

 1,397,789

 1,445,000

 Iowa Finance Authority, 5.5%, 11/15/27

 1,034,418

 4,365,000

 Iowa Finance Authority, 5.5%, 11/15/37

 2,848,163

 $

 8,001,868

 Illinois - 16.8%

 33,500,000

 Chicago Illinois O'Hare International Airport, 5.5%, 12/1/30

 $

 24,792,010

 1,690,000

 Illinois Finance Authority, 5.5%, 5/15/37

 1,232,179

 5,000,000

 Illinois Finance Authority, 5.625%, 2/15/37

 3,886,400

 7,790,000

 Illinois Finance Authority, 6.0%, 11/15/39

 4,673,221

 4,500,000

 Illinois Finance Authority, 6.25%, 11/15/35

 3,715,830

 3,000,000

 Illinois Finance Authority, 6.5%, 10/15/40

 3,073,680

 1,625,000

 Illinois Finance Authority, 7.0%, 5/15/18

 1,574,690

 5,085,000

 Illinois Finance Authority, 7.625%, 5/15/25

 4,907,534

 1,265,000

 Illinois Finance Authority, 8.0%, 2/15/30

 1,233,691

 5,545,000

 Illinois Finance Authority, 8.0%, 5/15/40

 5,322,313

 10,740,000

 Illinois Finance Authority, 8.0%, 5/15/46

 10,291,498

 18,070,000

 Illinois Finance Authority, 8.125%, 2/15/40

 17,347,742

 4,500,000

 Illinois Finance Authority, 8.125%, 5/15/40

 4,361,220

 12,925,000

 Illinois Finance Authority, 8.25%, 2/15/46

 12,459,054

 15,135,000

 Illinois Finance Authority, 8.25%, 5/15/45

 14,863,629

 3,320,000

 Southwestern Illinois Development Authority Revenue, 5.625%, 11/1/26

 2,507,496

 2,500,000

 Southwestern Illinois Development Authority Revenue, 6.625%, 6/1/37

 2,274,575

 1,000,000

 Upper Illinois River Valley Development, 7.25%, 11/15/40

 923,930

 1,200,000

 Upper Illinois River Valley Development, 7.375%, 11/15/45

 1,106,592

 $

 120,547,284

 Indiana - 1.6%

 3,500,000

 City of Crown Point, 8.0%, 11/15/39

 $

 3,518,935

 715,000

 City of East Chicago, 5.5%, 9/1/28

 581,052

 1,500,000

 Hammond Local Public Improvement, 6.75%, 8/15/35

 1,517,805

 2,435,000

 St. Joseph County Industrial Education, 6.0%, 5/15/38

 2,094,490

 4,000,000

 Vigo County Hospital Authority, 8.0%, 9/1/41

 4,134,760

 $

 11,847,042

 Massachusetts - 2.0%

 1,060,000

 Massachusetts Development Finance Agency, 5.75%, 11/15/42

 $

 569,549

 2,500,000

 Massachusetts Development Finance Agency, 7.25%, 6/1/16

 2,500,075

 500,000

 Massachusetts Development Finance Agency, 7.5%, 6/1/29

 493,260

 2,000,000

 Massachusetts Development Finance Agency, 7.875%, 6/1/44

 1,998,360

 500,000

 Massachusetts Development Finance Agency, 8.0%, 4/15/39

 542,745

 1,750,000

 Massachusetts Development, 5.5%, 11/15/22

 1,066,625

 3,155,000

 Massachusetts Development, 5.75%, 11/15/35

 1,773,899

 880,000

 Massachusetts Development, 7.625%, 10/15/37

 869,739

 2,000,000

 Massachusetts State Development Finance Agency, 6.75%, 10/25/37

 1,785,620

 3,500,000

 Massachusetts State Health, 6.5%, 1/15/38

 2,898,245

 $

 14,498,117

 Maine - 0.6%

 4,250,000

 Town of Rumford Maine, 6.875%, 10/1/26

 $

 4,037,543

 $

 4,037,543

 Michigan - 5.6%

 160,000

 Doctor Charles Drew Academy, 5.7%, 11/1/36

 $

 98,728

 3,000,000

 Flint Michigan International Academy, 5.75%, 10/1/37

 2,406,120

 6,315,000

 Michigan Finance Authority, 8.5%, 10/1/45

 6,708,046

 500,000

 Michigan Public Educational Facilities Authority, 8.75%, 9/1/39

 532,620

 350,000

 Michigan Public Educational Facilities, 7.25%, 4/1/20

 359,233

 2,020,000

 Michigan Public Educational Facilities, 8.0%, 4/1/40

 2,025,979

 2,750,000

 Michigan State Hospital Finance Authority, 5.5%, 11/15/35

 2,147,860

 7,135,000

 Michigan Strategic Fund, 6.75%, 3/1/40

 7,108,886

 3,175,000

 Michigan Strategic Fund, 7.25%, 1/1/39

 3,174,714

 23,285,000

 Michigan Tob Settlement Finance, 6.0%, 6/1/48

 16,000,288

 $

 40,562,474

 Minnesota - 2.6%

 15,000,000

 Bloomington Port Authority, 9.0%, 12/1/35

 $

 15,163,050

 1,500,000

 City of Brooklyn Park, 9.25%, 3/1/39

 1,635,720

 2,260,000

 City of International Falls Minnesota, 6.85%, 12/1/29

 2,131,496

 $

 18,930,266

 Missouri - 1.3%

 2,000,000

 City of Manchester Missouri, 6.875%, 11/1/39

 $

 2,015,700

 2,000,000

 Community Memorial Hospital District, 6.68%, 12/1/34

 2,045,480

 4,500,000

 Kirkwood Industrial, 8.25%, 5/15/45

 4,573,530

 500,000

 St. Louis Missouri Development Authority, 7.2%, 12/15/28

 257,745

 1,260,000

 St. Louis Missouri Industrial Development Revenue, 7.25%, 12/15/35

 646,519

 $

 9,538,974

 North Carolina - 0.9%

 1,665,000

 North Carolina Medical Care Commission, 7.75%, 3/1/31

 $

 1,681,683

 4,725,000

 North Carolina Medical Care Commission, 7.75%, 3/1/41

 4,705,061

 $

 6,386,744

 Nebraska - 0.1%

 3,250,000

 Grand Island Nebraska Solid Waste, 7.0%, 6/1/23

 $

 908,635

 $

 908,635

 New Jersey - 2.5%

 5,035,000

 New Jersey Economic Development Authority Special Facility Revenue, 7.0%, 11/15/30

 $

 4,984,700

 3,960,000

 New Jersey Economic Development Authority, 6.25%, 9/15/19

 3,782,236

 6,080,000

 New Jersey Economic Development Authority, 6.25%, 9/15/29

 5,630,566

 4,000,000

 New Jersey Economic Development Authority, 6.4%, 9/15/23

 3,859,920

 $

 18,257,422

 New Mexico - 0.3%

 2,000,000

 County of Otero New Mexico, 8.25%, 12/1/23

 $

 2,012,640

 $

 2,012,640

 New York - 10.0%

 285,000

 Dutchess County New York Industrial Development, 7.25%, 3/1/19

 280,577

 965,000

 Dutchess County New York Industrial Development, 7.5%, 3/1/29

 $

 924,769

 1,365,000

 Dutchess County New York Industrial Development, 7.5%, 3/1/29

 1,308,093

 1,795,000

 Erie County Industrial Development Agency, 9.25%, 10/1/30

 1,943,913

 8,000,000

 Erie County Industrial Development Agency, 9.25%, 10/1/30

 8,663,680

 10,000,000

 Erie County Industrial Development Agency, 9.25%, 10/1/30

 10,829,600

 5,750,000

 Erie County New York, 6.0%, 11/15/36

 4,304,335

 3,000,000

 Nassau County Industrial Development, 6.7%, 1/1/43

 2,765,700

 27,750,000

 New York City Industrial Development Agency, 5.25%, 12/1/32

 22,233,578

 8,600,000

 New York City Industrial, 6.9%, 8/1/24

 7,345,174

 3,650,000

 New York City Transportation Finance, 5.125%, 5/15/30

 2,856,454

 10,300,000

 Seneca Nation Indians Capital Improvements Authority, 5.0%, 12/1/23

 8,510,684

 $

 71,966,557

 Ohio - 3.5%

 5,995,000

 Buckeye Ohio Tobacco Settlment, 6.5%, 6/1/47

 $

 4,498,708

 55,000,000

 Buckeye Tobacco Settlement Finance, 0.0%, 6/1/47

 1,164,350

 10,140,000

 Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/1/47

 6,921,361

 5,000,000

 Cleveland Ohio Airport Revenue, 5.375%, 9/15/27

 4,204,300

 6,015,000

 Cleveland Ohio Airport, 5.7%, 12/1/19

 5,509,560

 1,510,000

 Ohio State Pollution Control Revenue, 5.6%, 8/1/32

 1,187,781

 1,970,000

 Ohio State Pollution Control Revenue, 5.65%, 3/1/33

 1,581,969

 1,065,000

 Tuscarawas County Ohio Hospital, 6.35%, 11/1/37

 287,337

 $

 25,355,366

 Oklahoma - 0.0%

 85,000

 Jackson County Oklahoma Memorial Hospital, 7.3%, 8/1/15

 $

 85,023

 $

 85,023

 Pennsylvania - 4.8%

 6,000,000

 New Jersey Economic Development Authority, 6.625%, 1/1/37

 $

 5,483,100

 20,800,000

 Pennsylvania Economic Development Finance Authority, 6.0%, 6/1/31

 17,794,608

 2,005,000

 Pennsylvania Economic Development, 7.5%, 5/1/20

 2,001,211

 9,075,000

 Pennsylvania Economic Development, 8.0%, 5/1/29

 9,284,270

 $

 34,563,189

 Puerto Rico - 0.1%

 16,625,000

 Puerto Rico Sales Tax Financing Corp., 8/1/56

 $

 789,023

 $

 789,023

 Rhode Island - 2.6%

 2,100,000

 Central Falls Rhode Island Detention Facility Corp., 7.25%, 7/15/35

 $

 1,697,745

 16,700,000

 Rhode Island Health & Educational Building Corp., 8.375%, 1/1/46

 16,723,046

 17,200,000

 Tobacco Settlement, 0.0%, 6/1/52

 466,464

 $

 18,887,255

 Texas - 13.7%

 18,720,000

 Alliance Airport Authority Texas, 5.25%, 12/1/29

 $

 12,388,334

 5,000,000

 Alliance Airport Authority Texas, 5.75%, 12/1/29

 3,531,350

 1,000,000

 City of Houston Texas, 6.125%, 7/15/27

 918,840

 21,435,000

 Dallas-Fort Worth International Airport, 5.5%, 11/1/30

 14,531,215

 4,205,000

 Dallas-Fort Worth Texas International Airport Revenue, 6.375%, 5/1/35

 3,121,035

 248,873

 Gulf Coast Waste Disposal Authority Texas Revenue, 7.0%, 12/1/36

 13,999

 5,030,000

 Harris County-Houston Sports Authority, 0.0%, 11/15/25

 1,687,464

 3,000,000

 Harris County-Houston Sports Authority, 0.0%, 11/15/26

 933,210

 12,000,000

 Harris County-Houston Sports Authority, 0.0%, 11/15/28

 3,209,280

 5,000,000

 Harris County-Houston Sports Authority, 0.0%, 11/15/31

 1,066,000

 9,685,000

 Harris County-Houston Sports Authority, 0.0%, 11/15/31

 2,044,600

 7,335,000

 Harris County-Houston Sports Authority, 0.0%, 11/15/32

 1,450,056

 395,000

 Harris County-Houston Sports Authority, 0.0%, 11/15/34

 67,134

 10,000,000

 Harris County-Houston Sports Authority, 0.0%, 11/15/38

 1,256,300

 20,000,000

 Harris County-Houston Sports Authority, 0.0%, 11/15/38

 2,793,200

 10,000,000

 Harris County-Houston Sports Authority, 0.0%, 11/15/39

 1,164,900

 5,000,000

 Harris County-Houston, 0.0%, 11/15/27

 1,442,150

 13,090,000

 Harris County-Houston, 0.0%, 11/15/29

 3,246,058

 6,825,000

 HFDC of Central Texas, 7.75%, 11/15/44

 6,369,500

 4,500,000

 Houston Texas Airport Revenue, 6.75%, 7/1/29

 4,380,750

 3,760,000

 Houston Texas Airport Systems Revenue, 5.7%, 7/15/29

 3,265,522

 3,120,000

 Houston Texas Airport, 6.125%, 7/15/27

 2,866,781

 1,640,000

 Kinney County Public Facilities Corp., 7.0%, 11/1/25

 1,572,383

 2,000,000

 Tarrant County Cultural Education, 7.5%, 11/15/16

 1,991,960

 1,775,000

 Tarrant County Cultural Education, 8.0%, 11/15/28

 1,766,640

 2,250,000

 Tarrant County Cultural Education, 8.0%, 11/15/29

 2,216,655

 2,000,000

 Tarrant County Cultural Education, 8.125%, 11/15/39

 1,964,640

 8,000,000

 Tarrant County Cultural Education, 8.125%, 11/15/44

 7,806,640

 5,000,000

 Tarrant County Cultural Education, 8.25%, 11/15/44

 4,949,200

 4,000,000

 Tarrant County Cultural Education, 8.25%, 11/15/44

 3,943,880

 1,000,000

 Texas Midwest Public Facility Corp., 9.0%, 10/1/30

 705,000

 $

 98,664,676

 Utah - 1.4%

 1,400,000

 Spanish Fork City Utah Charter, 5.7%, 11/15/36 (144A)

 $

 1,090,726

 1,510,000

 Utah State Charter School Finance Authority, 7.25%, 5/15/11

 1,535,051

 1,985,000

 Utah State Charter School Finance Authority, 8.125%, 5/15/31

 2,021,425

 5,145,000

 Utah State Charter School Finance Authority, 8.5%, 5/15/41

 5,244,813

 $

 9,892,015

 Virginia - 2.6%

 53,095,000

 Tobacco Settlement Financing Corp., 0.0%, 6/1/47

 $

 1,015,176

 30,740,000

 Tobacco Settlement Financing Corp., 5.0% 6/1/47

 17,855,636

 $

 18,870,812

 Washington - 2.5%

 1,250,000

 Washington State Housing Finance, 5.25%, 1/1/17

 $

 1,014,363

 11,500,000

 Washington State Housing Finance, 5.625%, 1/1/27

 7,702,815

 15,815,000

 Washington State Housing Finance, 5.625%, 1/1/38

 9,488,209

 $

 18,205,387

 Wisconsin - 2.6%

 19,325,000

 Public Finance Authority, 8.25%, 6/1/46

 $

 18,839,943

 $

 18,839,943

 West Virginia - 2.5%

 18,000,000

 West Virginia Hospital Finance Authority, 9.125%, 10/1/41

 $

 18,315,540

 $

 18,315,540

 TOTAL MUNICIPAL BONDS

 $

 711,987,127

 (Cost  $725,025,534)

 TOTAL INVESTMENT IN SECURITIES - 99.1%

 $

 711,987,127

 (Cost  $725,025,534)(a)

 OTHER ASSETS AND LIABILITIES - 0.9%

 $

 6,478,955

 TOTAL NET ASSETS - 100.0%

 $

 718,466,082

 (144A)

 Security is exempt from registration under Rule (144A)

 of the Securities Act of 1933.  Such securities may be

 resold normally to qualified institutional buyers in a

 transaction exempt from registration.  At May 31,

 2011, the value of these securities amounted to $1,090,726

 or 0.2% of total net assets.

 (a)

 At May 31, 2011, the net unrealized loss on

 investments based on cost for federal income tax

 purposes of $723,704,564 was as follows:

 Aggregate gross unrealized gain for all investments

 in which there is an excess of value over tax cost

 $

 23,834,349

 Aggregate gross unrealized loss for all investments

 in which there is an excess of tax cost over value

 (35,551,786)

 Net unrealized loss

 $

 (11,717,437)

 (b)

 Debt obligation with a variable interest rate.

 Rate shown is rate at end of period.

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

     credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of May

 31, 2011, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Municipal Bonds

$
0

$
711,987,127

$
0

$
711,987,127

 Total

$
0

$
711,987,127

$
0

$
711,987,127

 Pioneer Disciplined Value Fund

 Schedule of Investments  5/31/11 (unaudited)

 Shares

 Value

 COMMON STOCKS - 95.4%

 Energy - 12.6%

 Integrated Oil & Gas - 2.8%

 14,400

 Chevron Corp.

 $

 1,510,704

 Oil & Gas Drilling - 1.7%

 31,800

 Nabors Industries, Inc. *

 $

 886,902

 Oil & Gas Equipment And Services - 0.7%

 5,200

 National-Oilwell Varco, Inc.

 $

 377,416

 Oil & Gas Exploration & Production - 5.4%

 11,500

 Apache Corp.

 $

 1,432,900

 13,969

 Devon Energy Corp.

 1,174,374

 2,800

 Pioneer Natural Resources Co.

 257,096

 $

 2,864,370

 Oil & Gas Storage & Transportation - 2.0%

 50,300

 El Paso Corp.

 $

 1,058,815

 Total Energy

 $

 6,698,207

 Materials - 3.2%

 Diversified Metals & Mining - 1.6%

 16,000

 Freeport-McMoRan Copper & Gold, Inc. (Class B)

 $

 826,240

 Fertilizers & Agricultural Chemicals - 1.6%

 12,000

 The Mosaic Co. *

 $

 850,200

 Total Materials

 $

 1,676,440

 Capital Goods - 6.6%

 Aerospace & Defense - 3.5%

 32,800

 Textron, Inc.

 $

 750,464

 12,404

 United Technologies Corp.

 1,088,699

 $

 1,839,163

 Construction & Engineering - 1.2%

 16,800

 KBR Inc.

 $

 626,976

 Industrial Conglomerates - 1.9%

 11,000

 3M Co.

 $

 1,038,180

 Total Capital Goods

 $

 3,504,319

 Transportation - 2.4%

 Railroads - 2.4%

 12,100

 Union Pacific Corp.

 $

 1,270,137

 Total Transportation

 $

 1,270,137

 Consumer Services - 1.4%

 Restaurants - 1.4%

 9,312

 McDonald's Corp.

 $

 759,300

 Total Consumer Services

 $

 759,300

 Media - 5.7%

 Broadcasting - 2.4%

 45,500

 CBS Corp. (Class B)

 $

 1,271,725

 Cable & Satellite - 1.2%

 25,100

 Comcast Corp.

 $

 633,524

 Movies & Entertainment - 2.1%

 22,200

 Viacom, Inc. (Class B)

 $

 1,119,102

 Total Media

 $

 3,024,351

 Retailing - 1.7%

 Department Stores - 1.7%

 31,800

 Macys Inc.

 $

 918,384

 Total Retailing

 $

 918,384

 Food & Drug Retailing - 1.7%

 Hypermarkets & Supercenters - 1.7%

 16,000

 Wal-Mart Stores, Inc.

 $

 883,520

 Total Food & Drug Retailing

 $

 883,520

 Food Beverage & Tobacco - 8.1%

 Brewers - 2.0%

 17,500

 Anheuser-Busch InBev NV

 $

 1,058,400

 Distillers & Vintners - 2.1%

 50,800

 Constellation Brands, Inc. *

 $

 1,115,568

 Packaged Foods & Meats - 1.6%

 23,500

 Campbell Soup Co.

 $

 816,625

 Soft Drinks - 2.4%

 19,300

 Coca-Cola Co.

 $

 1,289,433

 Total Food Beverage & Tobacco

 $

 4,280,026

 Health Care Equipment & Services - 4.4%

 Health Care Distributors - 1.9%

 22,000

 Cardinal Health, Inc.

 $

 999,240

 Managed Health Care - 2.5%

 27,002

 United Healthcare Group, Inc.

 $

 1,321,748

 Total Health Care Equipment & Services

 $

 2,320,988

 Pharmaceuticals & Biotechnology - 9.0%

 Biotechnology - 3.0%

 26,100

 Amgen, Inc. *

 $

 1,580,094

 Pharmaceuticals - 6.0%

 52,700

 Bristol-Myers Squibb Co.

 $

 1,515,652

 45,200

 Merck & Co., Inc.

 1,661,100

 $

 3,176,752

 Total Pharmaceuticals & Biotechnology

 $

 4,756,846

 Banks - 5.2%

 Diversified Banks - 1.4%

 20,000

 Comerica, Inc.

 $

 722,200

 Regional Banks - 3.8%

 113,200

 KeyCorp

 $

 958,804

 17,400

 PNC Bank Corp.

 1,086,108

 $

 2,044,912

 Total Banks

 $

 2,767,112

 Diversified Financials - 10.2%

 Asset Management & Custody Banks - 3.4%

 6,549

 Franklin Resources, Inc.

 $

 848,619

 20,900

 State Street Corp.

 956,593

 $

 1,805,212

 Consumer Finance - 1.9%

 18,700

 Capital One Financial Corp.

 $

 1,016,158

 Diversified Finance Services - 3.6%

 44,100

 J.P. Morgan Chase & Co.

 $

 1,906,884

 Investment Banking & Brokerage - 1.3%

 17,400

 Lazard Ltd.

 $

 677,730

 Total Diversified Financials

 $

 5,405,984

 Insurance - 6.9%

 Life & Health Insurance - 5.1%

 16,900

 Aflac, Inc.

 $

 807,651

 16,000

 Prudential Financial, Inc.

 1,020,480

 32,400

 Unum Group

 852,444

 $

 2,680,575

 Property & Casualty Insurance - 1.8%

 14,200

 ACE Ltd.

 $

 977,244

 Total Insurance

 $

 3,657,819

 Software & Services - 2.1%

 Systems Software - 2.1%

 33,100

 Oracle Corp.

 $

 1,132,682

 Total Software & Services

 $

 1,132,682

 Technology Hardware & Equipment - 1.5%

 Office Electronics - 1.5%

 75,800

 Xerox Corp.

 $

 773,918

 Total Technology Hardware & Equipment

 $

 773,918

 Semiconductors - 1.3%

 Semiconductor Equipment - 1.3%

 17,300

 ASM Lithography Holdings NV

 $

 674,873

 Total Semiconductors

 $

 674,873

 Telecommunication Services - 4.8%

 Integrated Telecommunication Services - 4.8%

 22,900

 CenturyLink, Inc.

 $

 989,051

 42,754

 Verizon Communications, Inc.

 1,578,905

 $

 2,567,956

 Total Telecommunication Services

 $

 2,567,956

 Utilities - 6.5%

 Electric Utilities - 4.5%

 31,800

 American Electric Power Co., Inc. *

 $

 1,214,760

 42,000

 PPL Corp.

 1,183,980

 $

 2,398,740

 Multi-Utilities - 2.0%

 34,900

 Ameren Corp.

 $

 1,036,880

 Total Utilities

 $

 3,435,620

 TOTAL COMMON STOCKS

 (Cost  $45,124,303)

 $

 50,508,482

 EXCHANGE TRADED FUND - 3.5%

 29,600

 iShare Dow Jones U.S. Real Estate Index Fund (b)

 $

 1,858,880

 TOTAL EXCHANGE TRADED FUND

 (Cost  $1,570,558)

 $

 1,858,880

 Principal

 TEMPORARY CASH INVESTMENTS - 3.5%

  Value

 Amount ($)

 Securities Lending Collateral  -3.5% (c)

 Certificates of Deposit:

 42,097

 Bank of Nova Scotia, 0.30%, 6/11/12

 $

 42,097

 10,524

 Bank of Nova Scotia, 0.28%, 9/29/12

 10,524

 24,469

 BBVA Group NY, 0.47%, 8/10/11

 24,469

 36,835

 BBVA Group NY, 1.19%, 7/26/11

 36,835

 42,097

 BNP Paribas Bank NY, 0.13%, 6/15/11

 42,097

 7,367

 BNP Paribas Bank NY, 0.27%, 8/5/11

 7,367

 52,621

 Canadian Imperial Bank of Commerce NY, 0.23%, 10/3/11

 52,621

 42,097

 DnB NOR Bank ASA NY, 0.18%, 8/10/11

 42,097

 52,621

 DnB NOR Bank ASA NY, 0.24%, 6/7/11

 52,621

 26,310

 National Australia Bank NY, 0.29%, 10/19/11

 26,310

 57,893

 RaboBank Netherland NV NY, 0.31%, 4/2/12

 57,893

 31,573

 Royal Bank of Canada NY, 0.35%, 12/2/11

 31,573

 52,621

 Skandinav Enskilda Bank NY, 0.38%, 6/7/11

 52,621

 21,048

 SOCGEN NY, 0.28%, 7/11/11

 21,048

 10,524

 SOCGEN NY, 0.26%, 7/14/11

 10,524

 21,048

 SOCGEN NY, 0.37%, 6/10/11

 21,048

 36,835

 Svenska NY, 0.20%, 7/19/11

 36,835

 52,621

 Westpac Banking Corp. NY, 0.35%, 12/6/11

 52,621

 $

 621,201

 Commercial Paper:

 21,048

 American Honda Finance, 0.34%, 1/11/12

 $

 21,048

 21,057

 American Honda Finance, 1.06%, 6/20/11

 21,057

 19,280

 Australia & New Zealand Banking Group, 0.87%, 8/4/11

 19,280

 26,310

 BBVLON, 0.29%, 6/3/11

 26,310

 52,613

 BCSFUN, 0.25%, 6/24/11

 52,613

 7,890

 BCSFUN, 0.22%, 7/29/11

 7,890

 52,603

 CBAPP, 0.20%, 8/3/11

 52,603

 53,434

 Caterpillar Financial Services Corp., 1.06%, 6/24/11

 53,434

 52,621

 Federal Home Loan Bank, 0.28%, 6/1/11

 52,621

 5,262

 General Electric Capital Corp., 0.39%, 6/6/11

 5,262

 5,794

 General Electric Capital Corp., 0.44%, 11/21/11

 5,794

 42,083

 HSBC, 0.17%, 8/9/11

 42,083

 7,895

 JPMorgan Chase & Co., 1.06%, 6/13/11

 7,895

 47,359

 JPMorgan Chase & Co., 0.30%, 5/18/12

 47,359

 26,310

 NABPP, 0.25%, 6/1/11

 26,310

 42,082

 NORDNA, 0.27%, 7/18/11

 42,082

 42,085

 PARFIN, 0.25%, 7/11/11

 42,085

 26,310

 Royal Bank of Canada NY, 0.30%, 6/1/12

 26,310

 26,299

 SANCPU, 0.39%, 7/11/11

 26,299

 31,562

 SANCPU, 0.73%, 6/17/11

 31,562

 26,310

 SANCPU, 0.68%, 6/1/11

 26,310

 36,803

 SEB, 0.30%, 9/12/11

 36,803

 26,310

 SOCNAM, 0.17%, 6/2/11

 26,310

 52,621

 Toyota Motor Credit Corp., 0.35%, 9/8/11

 52,621

 15,800

 Wachovia, 0.46%, 3/1/12

 15,800

 21,055

 Wachovia, 0.41%, 10/15/11

 21,055

 10,532

 Wells Fargo & Co., 0.36%, 1/24/12

 10,532

 $

 799,328

 Tri-party Repurchase Agreements:

 99,120

 Barclays Capital Plc, 0.11%, 6/1/11

 $

 99,120

 52,621

 HSBC Bank USA NA, 0.11%, 6/1/11

 52,621

 105,242

 RBS Securities, Inc., 0.11%, 6/1/11

 105,242

 $

 256,983

 Shares

 Money Market Mutual Funds:

 84,194

 Dreyfus Preferred Money Market Fund

 $

 84,194

 84,194

 Fidelity Prime Money Market Fund

 84,194

 $

 168,388

 Total Securities Lending Collateral

 $

 1,845,900

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $1,845,900)

 $

 1,845,900

 TOTAL INVESTMENT IN SECURITIES - 102.4%

 (Cost  $48,540,761) (a)

 $

 54,213,262

 OTHER ASSETS AND LIABILITIES - (2.4) %

 $

 (1,249,178)

 TOTAL NET ASSETS - 100.0%

 $

 52,964,084

 *

 Non-income producing security.

 (a)

 At May 31, 2011, the net unrealized loss on investments based on cost for federal income tax purposes of $48,564,348 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 7,385,971

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (1,737,057)

 Net unrealized loss

 $

 5,648,914

 (b)

 At May 31, 2011, the following security was out on loan:

 Shares

 Description

 Value

           29,300

 iShare Dow Jones U.S. Real Estate Index Fund

 $

           1,840,040

 Total

 $

           1,840,040

 (c)

 Security lending collateral is managed by Credit Suisse AG, New York Branch.

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
50,508,482

$
-

$
-

$
50,508,482

 Exchange Traded Fund

1,858,880

-

-

1,858,880

 Temporary Cash Investments

-

1,677,512

-

1,677,512

 Money Market Mutual Funds

168,388

-

-

168,388

 Total

$
52,535,750

$
1,677,512

$
-

$
54,213,262

 Pioneer Disciplined Growth Fund

 Schedule of Investments  5/31/11

 Shares

 Value

 COMMON STOCKS - 97.5%

 Energy - 11.1%

 Integrated Oil & Gas - 4.5%

 3,100

 Chevron Corp.

 $

 325,221

 27,000

 Exxon Mobil Corp.

 2,253,690

 $

 2,578,911

 Oil & Gas Drilling - 1.6%

 32,700

 Nabors Industries, Inc. *

 $

 912,003

 Oil & Gas Equipment And Services - 2.4%

 23,400

 Cameron International Corp. *

 $

 1,115,244

 3,900

 National-Oilwell Varco, Inc.

 283,062

 $

 1,398,306

 Oil & Gas Exploration & Production - 2.6%

 9,600

 Apache Corp.

 $

 1,196,160

 3,100

 Pioneer Natural Resources Co.

 284,642

 $

 1,480,802

 Total Energy

 $

 6,370,022

 Materials - 4.7%

 Diversified Metals & Mining - 2.6%

 29,200

 Freeport-McMoRan Copper & Gold, Inc. (Class B)

 $

 1,507,888

 Fertilizers & Agricultural Chemicals - 2.1%

 17,000

 The Mosaic Co. *

 $

 1,204,450

 Total Materials

 $

 2,712,338

 Capital Goods - 11.1%

 Aerospace & Defense - 4.5%

 44,200

 Textron, Inc.

 $

 1,011,296

 17,919

 United Technologies Corp.

 1,572,751

 $

 2,584,047

 Construction & Engineering - 1.3%

 20,145

 KBR Inc.

 $

 751,811

 Industrial Conglomerates - 2.6%

 16,000

 3M Co.

 $

 1,510,080

 Industrial Machinery - 2.7%

 17,900

 Ingersoll-Rand Plc.

 $

 893,210

 7,600

 SPX Corp.

 630,116

 $

 1,523,326

 Total Capital Goods

 $

 6,369,264

 Transportation - 2.3%

 Railroads - 2.3%

 12,400

 Union Pacific Corp.

 $

 1,301,628

 Total Transportation

 $

 1,301,628

 Automobiles & Components - 1.5%

 Auto Parts & Equipment - 0.8%

 9,100

 Lear Corp.

 $

 462,462

 Automobile Manufacturers - 0.7%

 28,300

 Ford Motor Corp. *

 $

 422,236

 Total Automobiles & Components

 $

 884,698

 Consumer Services - 4.9%

 Restaurants - 4.9%

 20,437

 McDonald's Corp.

 $

 1,666,433

 31,500

 Starbucks Corp.

 1,158,885

 $

 2,825,318

 Total Consumer Services

 $

 2,825,318

 Media - 1.8%

 Cable & Satellite - 1.8%

 41,400

 Comcast Corp.

 $

 1,044,936

 Total Media

 $

 1,044,936

 Retailing - 6.2%

 Department Stores - 2.3%

 46,200

 Macys, Inc.

 $

 1,334,256

 General Merchandise Stores - 2.1%

 21,500

 Family Dollar Stores, Inc.

 $

 1,198,410

 Specialty Stores - 1.8%

 59,600

 Staples Inc.

 $

 1,002,472

 Total Retailing

 $

 3,535,138

 Food & Drug Retailing - 2.1%

 Drug Retail - 2.1%

 28,000

 Walgreen Co.

 $

 1,221,640

 Total Food & Drug Retailing

 $

 1,221,640

 Food Beverage & Tobacco - 7.6%

 Distillers & Vintners - 1.9%

 50,000

 Constellation Brands, Inc. *

 $

 1,098,000

 Packaged Foods & Meats - 1.8%

 29,400

 Campbell Soup Co. (b)

 $

 1,021,650

 Tobacco - 3.9%

 31,300

 Phillip Morris International

 $

 2,245,775

 Total Food Beverage & Tobacco

 $

 4,365,425

 Health Care Equipment & Services - 5.2%

 Health Care Distributors - 1.6%

 21,000

 Cardinal Health, Inc.

 $

 953,820

 Health Care Services - 1.4%

 13,100

 Medco Health Solutions, Inc. *

 $

 784,166

 Managed Health Care - 2.2%

 25,628

 United Healthcare Group, Inc.

 $

 1,254,491

 Total Health Care Equipment & Services

 $

 2,992,477

 Pharmaceuticals & Biotechnology - 5.0%

 Biotechnology - 3.4%

 26,972

 Alexion Pharmaceuticals, Inc. *

 $

 1,279,012

 11,274

 Amgen, Inc. *

 682,528

 $

 1,961,540

 Pharmaceuticals - 1.6%

 30,800

 Bristol-Myers Squibb Co.

 $

 885,808

 Total Pharmaceuticals & Biotechnology

 $

 2,847,348

 Diversified Financials - 1.8%

 Asset Management & Custody Banks - 1.8%

 8,200

 Franklin Resources, Inc.

 $

 1,062,556

 Total Diversified Financials

 $

 1,062,556

 Insurance - 1.3%

 Life & Health Insurance - 1.3%

 15,800

 Aflac, Inc.

 $

 755,082

 Total Insurance

 $

 755,082

 Software & Services - 14.3%

 Application Software - 2.5%

 16,125

 Citrix Systems, Inc. *

 $

 1,412,873

 Internet Software & Services - 3.4%

 3,745

 Google Inc. *

 $

 1,981,180

 Systems Software - 8.4%

 79,421

 Microsoft Corp.

 $

 1,986,319

 62,454

 Oracle Corp.

 2,137,176

 12,000

 Rovi Corp. *

 695,520

 $

 4,819,015

 Total Software & Services

 $

 8,213,068

 Technology Hardware & Equipment - 12.3%

 Computer Hardware - 6.3%

 7,866

 Apple Inc. *

 $

 2,736,031

 54,700

 Dell, Inc. *

 879,576

 $

 3,615,607

 Office Electronics - 1.8%

 102,500

 Xerox Corp.

 $

 1,046,525

 Technology Distributors - 4.2%

 27,900

 Arrow Electronics, Inc. *

 $

 1,245,177

 61,400

 Ingram Micro Inc. *

 1,167,214

 $

 2,412,391

 Total Technology Hardware & Equipment

 $

 7,074,523

 Semiconductors - 3.5%

 Semiconductor Equipment - 3.5%

 75,700

 Applied Materials, Inc.

 $

 1,043,146

 25,300

 ASM Lithography Holdings NV

 986,953

 $

 2,030,099

 Total Semiconductors

 $

 2,030,099

 Telecommunication Services - 0.7%

 Integrated Telecom Services - 0.7%

 10,500

 Verizon Communications, Inc.

 $

 387,765

 Total Telecommunication Services

 $

 387,765

 TOTAL COMMON STOCKS

 (Cost  $48,247,367)

 $

 55,993,325

 EXCHANGE TRADED FUND - 1.0%

 Real Estate - 1.0%

 Diversified Real Estate Investment Trust - 1.0%

 9,100

 iShare Dow Jones U.S. Real Estate Index Fund (b)

 $

 571,480

 TOTAL EXCHANGE TRADED FUND

 (Cost  $511,096)

 $

 571,480

 Principal

 TEMPORARY CASH INVESTMENTS - 1.9%

  Value

 Amount ($)

 Securities Lending Collateral  - 1.9% (c)

 Certificates of Deposit:

 24,770

 Bank of Nova Scotia, 0.30%, 6/11/12

 $

 24,770

 6,193

 Bank of Nova Scotia, 0.28%, 9/29/12

 6,193

 14,398

 BBVA Group NY, 0.47%, 8/10/11

 14,398

 21,674

 BBVA Group NY, 1.19%, 7/26/11

 21,674

 24,770

 BNP Paribas Bank NY, 0.13%, 6/15/11

 24,770

 4,335

 BNP Paribas Bank NY, 0.27%, 8/5/11

 4,335

 30,963

 Canadian Imperial Bank of Commerce NY, 0.23%, 10/3/11

 30,963

 24,770

 DnB NOR Bank ASA NY, 0.18%, 8/10/11

 24,770

 30,963

 DnB NOR Bank ASA NY, 0.24%, 6/7/11

 30,963

 15,481

 National Australia Bank NY, 0.29%, 10/19/11

 15,481

 34,065

 RaboBank Netherland NV NY, 0.31%, 4/2/12

 34,065

 18,578

 Royal Bank of Canada NY, 0.35%, 12/2/11

 18,578

 30,963

 Skandinav Enskilda Bank NY, 0.38%, 6/7/11

 30,963

 12,385

 SOCGEN NY, 0.28%, 7/11/11

 12,385

 6,193

 SOCGEN NY, 0.26%, 7/14/11

 6,193

 12,385

 SOCGEN NY, 0.37%, 6/10/11

 12,385

 21,674

 Svenska NY, 0.20%, 7/19/11

 21,674

 30,963

 Westpac Banking Corp. NY, 0.35%, 12/6/11

 30,963

 $

 365,523

 Commercial Paper:

 12,385

 American Honda Finance, 0.34%, 1/11/12

 $

 12,385

 12,390

 American Honda Finance, 1.06%, 6/20/11

 12,390

 11,345

 Australia & New Zealand Banking Group, 0.87%, 8/4/11

 11,345

 15,481

 BBVLON, 0.29%, 6/3/11

 15,481

 30,958

 BCSFUN, 0.25%, 6/24/11

 30,958

 4,643

 BCSFUN, 0.22%, 7/29/11

 4,643

 30,952

 CBAPP, 0.20%, 8/3/11

 30,952

 31,441

 Caterpillar Financial Services Corp., 1.06%, 6/24/11

 31,441

 30,963

 Federal Home Loan Bank, 0.28%, 6/1/11

 30,963

 3,096

 General Electric Capital Corp., 0.39%, 6/6/11

 3,096

 3,409

 General Electric Capital Corp., 0.44%, 11/21/11

 3,409

 24,762

 HSBC, 0.17%, 8/9/11

 24,762

 4,646

 JPMorgan Chase & Co., 1.06%, 6/13/11

 4,646

 27,867

 JPMorgan Chase & Co., 0.30%, 5/18/12

 27,867

 15,481

 NABPP, 0.25%, 6/1/11

 15,481

 24,762

 NORDNA, 0.27%, 7/18/11

 24,762

 24,763

 PARFIN, 0.25%, 7/11/11

 24,763

 15,481

 Royal Bank of Canada NY, 0.30%, 6/1/12

 15,481

 15,475

 SANCPU, 0.39%, 7/11/11

 15,475

 18,572

 SANCPU, 0.73%, 6/17/11

 18,572

 15,481

 SANCPU, 0.68%, 6/1/11

 15,481

 21,655

 SEB, 0.30%, 9/12/11

 21,655

 15,481

 SOCNAM, 0.17%, 6/2/11

 15,481

 30,963

 Toyota Motor Credit Corp., 0.35%, 9/8/11

 30,963

 9,297

 Wachovia, 0.46%, 3/1/12

 9,297

 12,389

 Wachovia, 0.41%, 10/15/11

 12,389

 6,195

 Wells Fargo & Co., 0.36%, 1/24/12

 6,195

 $

 470,333

 Tri-party Repurchase Agreements:

 58,323

 Barclays Capital Plc, 0.11%, 6/1/11

 $

 58,323

 30,963

 HSBC Bank USA NA, 0.11%, 6/1/11

 30,963

 61,926

 RBS Securities, Inc., 0.11%, 6/1/11

 61,926

 $

 151,212

 Shares

 Money Market Mutual Funds:

 49,541

 Dreyfus Preferred Money Market Fund

 $

 49,541

 49,541

 Fidelity Prime Money Market Fund

 49,541

 $

 99,082

 Total Securities Lending Collateral

 $

 1,086,150

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $1,086,150)

 $

 1,086,150

 TOTAL INVESTMENT IN SECURITIES

 (Cost  $49,844,613) (a)

 $

 57,650,955

 OTHER ASSETS AND LIABILITIES

 $

 (214,350)

 TOTAL NET ASSETS - 100.0%

 $

 57,436,605

 *

 Non-income producing security.

 (a)

 At May 31, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $49,852,076 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 9,306,273

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 $

 (1,507,394)

 Net unrealized gain

 $

 7,798,879

 (b)

 At May 31, 2011, the following securities were out on loan:

 Shares

 Description

 Value

          15,800

 Campbell Soup Co.

           549,050

 iShare Dow Jones U.S. Real Estate Index Fund

           527,520

 Total

 $

        1,076,570

 (c)

 Securities lending collateral is managed by Credit Suisse AG, New York Branch.

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
55,993,325

$
-

$
-

$
55,993,325

 Exchange Traded Fund

571,480

-

-

$
571,480

 Temporary Cash Investments

-

987,068

-

987,068

 Money Market Mutual Funds

99,082

-

-

99,082

 Total

$
56,663,887

$
987,068

$
-

$
57,650,955

 ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust V

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 29, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date July 29, 2011

* Print the name and title of each signing officer under his or her signature.